Current Assets - Prepayments - Summary of Current Assets Prepayments (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current prepayments [abstract]
Launch Service Agreement	$ 2,700,000	$ 900,000
R&D Contract Research Organization	223,239	793,964
Insurance	608,467	717,064
Other prepayments	365,073	223,643
Total current prepayments	$ 3,896,779	$ 2,634,671